Intangible Assets and Goodwill - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset amortization expense	$ 0.5	$ 0.1	$ 0.3	$ 0.2